Acquisitions And Joint Ventures (Narrative) (Details) € in Millions, $ in Millions		3 Months Ended					6 Months Ended		12 Months Ended
		Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Dec. 31, 2016 USD ($) Facilities Tons	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 01, 2016 USD ($)	Apr. 08, 2014 USD ($)
Business Acquisition [Line Items]
Payments to acquire businesses, net of cash acquired									$ 2,228	$ 0	$ 0
Inventory adjustment		$ 19
Plants, properties and equipment												$ 1,711
Reclassification from accumulated other comprehensive income, current period, net of tax	[1]								(535)	(268)	(225)
Interest payments									682	680	718
Weyerhaeuser Pulp Business [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, net of cash acquired		2,200
Inventory adjustment		19							33	33
Business combination, provisional information, initial accounting incomplete, adjustment inventory, net of tax		12
Business combination, integration related costs		19	$ 7	$ 5					28
Business combination, integration related costs, net of tax									18
Business acquisition, pro forma revenue									22,400	23,900
Business combination pro forma earnings from continuing operations before income taxes and equity earnings									1,100	1,400
Intangibles adjustment									18	$ 18
Business Combination, pro forma, non recurring adjustments, acquisition costs									30
Business combination, pro forma information, revenue of acquiree since acquisition date, actual									111
Business combination, pro forma information, earnings or loss of acquiree since acquisition date, actual									(21)
Holmen Paper Newsprint Mill [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, net of cash acquired							$ 59	€ 53
Plants, properties and equipment				60			60
Current assets				14			14
Investments				7			7
Noncurrent assets				3			3
Current liabilities				9			9
Noncurrent liabilities				$ 16			$ 16
Business combination, pro forma information, revenue of acquiree since acquisition date, actual									90
Business combination, pro forma information, earnings or loss of acquiree since acquisition date, actual									$ 2
Orsa IP [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, net of cash acquired		10				$ 105
Noncontrolling interest, ownership percentage by noncontrolling owners													25.00%
Payments to acquire businesses, gross						127
FDIC indemnification asset, acquisitions			$ 12										$ 22
Increase (decrease) in restricted cash		8			$ (9)	$ 11
Redeemable noncontrolling interest					168						168
Reclassification from accumulated other comprehensive income, current period, net of tax											$ 14
Interest payments		3
Interest expense, other		$ 3
International Paper [Member] | Orsa IP [Member]
Business Acquisition [Line Items]
Increase (decrease) in restricted cash					$ (2)
2611 Pulp Mills [Member] | Weyerhaeuser Pulp Business [Member]
Business Acquisition [Line Items]
Number of businesses acquired | Facilities									4
322110 Pulp Mills [Member] | Weyerhaeuser Pulp Business [Member]
Business Acquisition [Line Items]
Number of businesses acquired | Facilities									1
Converting facility [Member] | Weyerhaeuser Pulp Business [Member]
Business Acquisition [Line Items]
Number of businesses acquired | Facilities									2
Cogeneration Facility [Member] | Holmen Paper Newsprint Mill [Member]
Business Acquisition [Line Items]
Percentage of equity interest				50.00%			50.00%
Annual production capacity | Tons									419,000

[1]	All amounts are net of tax. Amounts in parentheses indicate debits to AOCI.